NOTES PAYABLE (Details Narrative) (Parenthetical)	6 Months Ended	12 Months Ended
	Nov. 30, 2016	May 31, 2016
Note 2 [Member]
Debt Instrument [Line Items]
Loan terms

Under the terms of the Note, the Note holder has the right, until the outstanding balance has been paid in full, to convert all or any part of the outstanding balance into shares of fully paid and non-assessable common stock, $0.001 par value per shares of the Company (the “Lender Conversion Shares”), as per the following conversion formula:

The number of Lender Conversion Shares equals the amount being converted (the "Conversion Amount") divided by the Lender Conversion Price.

The Lender Conversion Price is defined in the Note as being $3.00 per share, however, in the event the Market Capitalization falls below $20,000,000.00 at any time, then in such event (a) the Lender Conversion Price for all Lender Conversions occurring after the first date of such occurrence shall equal the lower of the Lender Conversion Price and the Market Price as of any applicable date of Conversion.

Subject to certain conditions, a Conversion Factor of 70%, shall apply to the Lender Conversion Price, subject to the following adjustments: (i) If at any time the average of the three (3) lowest Closing Bid Prices in the twenty (20) Trading Days immediately preceding any date of measurement is below $1.00, then in such event the then-current Conversion Factor shall be reduced by 10% for all future conversions; (ii) if at any time after the effective date of the Note, the Conversion Shares are not DTC Eligible, then the then-current Conversion Factor will automatically be reduced by 5% for all future conversions; and, (iii) in addition to the Default Effect, as defined, if any Major Default occurs, as defined, after the effective date of the Note, the Conversion Factor shall automatically be reduced for all future conversions by an additional 5% for each of the first three (3) Major Defaults that occur.

Under the terms of the Note, the Note holder has the right, until the outstanding balance has been paid in full, to convert all or any part of the outstanding balance into shares of fully paid and non-assessable common stock, $0.001 par value per shares of the Company (the “Lender Conversion Shares”), as per the following conversion formula:

The number of Lender Conversion Shares equals the amount being converted (the "Conversion Amount") divided by the Lender Conversion Price.

The Lender Conversion Price is defined in the Note as being $3.00 per share, however, in the event the Market Capitalization falls below $20,000,000.00 at any time, then in such event (a) the Lender Conversion Price for all Lender Conversions occurring after the first date of such occurrence shall equal the lower of the Lender Conversion Price and the Market Price as of any applicable date of Conversion.

Subject to certain conditions, a Conversion Factor of 70%, shall apply to the Lender Conversion Price, subject to the following adjustments: (i) If at any time the average of the three (3) lowest Closing Bid Prices in the twenty (20) Trading Days immediately preceding any date of measurement is below $1.00, then in such event the then-current Conversion Factor shall be reduced by 10% for all future conversions; (ii) if at any time after the effective date of the Note, the Conversion Shares are not DTC Eligible, then the then-current Conversion Factor will automatically be reduced by 5% for all future conversions; and, (iii) in addition to the Default Effect, as defined, if any Major Default occurs, as defined, after the effective date of the Note, the Conversion Factor shall automatically be reduced for all future conversions by an additional 5% for each of the first three (3) Major Defaults that occur.

Note 4 [Member]
Debt Instrument [Line Items]
Loan terms	Payments equal to 10% of future receipts estimated to be approximately 210 payments
Note 5 [Member]
Debt Instrument [Line Items]
Loan terms	Payments equal to 15% of future receipts estimated to be approximately 231 payments